OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Amortization of Finance Lease Assets and Obligations
Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2019	23,973	2,803	25,417	2,660	54,853
Additions	—	—	10	133	143
Amortization	(1,918)	(1,042)	(4,504)	(570)	(8,034)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance as of December 31, 2020	14,001	1,154	5,361	2,223	22,739
Additions and modification	—	3,240	—	229	3,469
Amortization	(1,820)	(1,013)	(3,053)	(357)	(6,243)
Impairment	—	—	—	—	—
Balance as of December 31, 2021	12,181	3,381	2,308	2,095	19,965
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance as of December 31, 2019	21,070	7,224	25,417	2,676	56,387
Additions	—	—	—	—	—
Repayments	(2,511)	(2,477)	(8,947)	(437)	(14,372)
Foreign exchange translation	—	—	—	22	22
Balance as of December 31, 2020	18,559	4,747	16,470	2,261	42,037
Additions	—	—	—	—	—
Repayments	(2,667)	(4,357)	(9,294)	(201)	(16,519)
Modification	—	3,240	—	—	3,240
Foreign exchange translation	—	—	—	9	9
Balance as of December 31, 2021	15,892	3,630	7,176	2,069	28,767
Current portion	2,537	3,630	7,176	517	13,860
Non-current portion	13,355	—	—	1,552	14,907

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2021 are as follows:

(in thousands of $)
2022	14,995
2023	3,369
2024	3,370
2025	3,289
2026	2,809
Thereafter	4,769
Total minimum lease payments	32,601
Less: Imputed interest	(3,834)
Present value of operating lease liabilities	28,767

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases	The future operating lease receipts under our operating leases as of December 31, 2021 are as follows:

(in thousands of $)
2022	31,494
2023	2,261
2024	—
2025	—
2026	—
Thereafter	—
33,755